Related Party Transactions	12 Months Ended
Dec. 31, 2020
Related Party Transactions
Related Party Transactions

Note 8—Related Party Transactions

Administrative Agreement

The Corporation has entered into an administrative services agreement with our Sponsor for an initial term of 18 months, subject to possible extension, for office space, utilities, and administrative support, which may include payment for services of related parties, for, but not limited to, various administrative, managerial, or operational services, or to help effect a Business Combination. The Corporation has agreed to pay up to $10,000 per month, plus applicable taxes for such services. For the year ended December 31, 2020 and for the period from July 8, 2019 (inception) to December 31, 2019, the Corporation paid $120,000 and $45,161, respectively in respect of these services.

In April 2020, the Corporation agreed to pay the Sponsor until a business combination is consummated, for overhead costs incurred on behalf of the Corporation. The Corporation paid the Sponsor $278,952 for the year ended December 31, 2020 related to these costs.

Out-of-Pocket Expenses

The Corporation has further agreed to reimburse an affiliate of the sponsor for any out-of-pocket expenses incurred by directors, officers and consultants of the Corporation which were paid by the affiliate relating to certain activities on the Corporation’s behalf, including identifying and negotiating a Business Combination. For the year ended December 31, 2020 and for the period from July 8, 2019 (inception) to December 31, 2019, the Corporation incurred $117,676 and $160,668, respectively related to such expenses. There were no amounts due to related party for such expenses at December 31, 2020. At December 31, 2019, $35,737 was reported as due to related party for such expenses.

Amounts due to related party are non-interest bearing.